Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net loss for the year		$ (28,771)	$ (20,461)	$ (9,856)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		39	35	387
Amortization of discount/premium on marketable debt securities		90	(105)	(144)
Loss (gain) on sale of marketable debt securities		(527)	(9)	12
Interest income from short-term deposits		(285)	(63)	0
Stock-based compensation expense		2,066	2,231	1,783
Changes in operating assets and liabilities:
Decrease in deferred revenue from collaboration agreement		0	0	(538)
Decrease (increase) in other accounts receivable		15	(609)	(63)
Increase (decrease) in trade payables		1,047	4,185	(462)
Increase (decrease) in other accounts payable		39	(141)	(142)
Net cash used in operating activities		(26,287)	(14,937)	(9,023)
Cash flow from investing activities
Purchase of property and equipment		(44)	(12)	(90)
Investment in securities, available for sale		(55,034)	(72,600)	(92,279)
Proceeds from sale of securities, available for sale		47,198	101,098	38,421
Proceeds (investment) in short-term deposits, net		24,416	(21,808)	(6,067)
Net cash provided by (used in) investing activities		16,536	6,678	(60,015)
Cash flow from financing activities
Issuance of ordinary shares and warrants, net of issuance costs	[1]	707	0	79,149
Proceeds from exercise of options		61	143	1,027
Net cash provided by financing activities		768	143	80,176
Increase (decrease) in cash and cash equivalents and restricted cash		(8,983)	(8,116)	11,138
Cash and cash equivalents and restricted cash at the beginning of the year		16,043	24,159	13,021
Cash and cash equivalents and restricted cash at the end of the year		7,060	16,043	24,159
Supplemental disclosure of cash flow information:
Cash received from interest		1,192	1,953	865
Cash paid for taxes		0	0	75
Non-cash transactions:
Recognition of right-of-use asset and lease liabilities from adoption of ASU 2016-02		$ 35	$ 653	$ 0

[1]	See also Note 10.